Related Party Transactions (Details Narrative) (10-K) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 25, 2020	Nov. 13, 2019	Oct. 28, 2019	Sep. 26, 2019	Feb. 15, 2019	Jan. 31, 2019	Dec. 31, 2018	Mar. 13, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 17, 2020	Nov. 26, 2019	Jul. 25, 2019
Short term note received amount							$ 180,000
Loan One [Member]
Loans payable															$ 900,000
Debt, interest rate															5.50%
Loan Two [Member]
Advance was repaid				$ 350,000
Debt, interest rate				12.00%
Debt, maturity date				Mar. 26, 2020
Increase in interest rate				15.00%
Loan Three [Member]
Advance was repaid			$ 150,000
Debt, interest rate			12.00%
Debt, maturity date			Apr. 28, 2020
Increase in interest rate			15.00%
Loan Four [Member]
Advance was repaid		$ 235,000
Debt, interest rate		12.00%
Debt, maturity date		May 13, 2020
Increase in interest rate		15.00%
Michael Yurkowsky [Member]
Officers compensation									$ 15,000	$ 0	$ 5,000	$ 0
Mr.Raymond Monteleone [Member]
Officers compensation									0	0	5,000	0
Michael Yurkowsky and Raymond Monteleone [Member]
Officers compensation											10,000	0
Shareholders [Member]
Amount received from related party								$ 528,000
BioCell Capital Line of Credit [Member]
Related party contributions amount							4,306,000
Aforementioned amount							$ 1,856,000
Subsequent Event [Member]
Warrants exercise price, per share													$ 0.015
Subsequent Event [Member] | Horne Management, LLC [Member]
Warrants term													10 years
Mr.Raymond Monteleone [Member]
Compensation expenses									30,000	35,000	125,000	$ 0
CEO [Member]
Amount received from related party								228,000
Line of credit								$ 1,856,000
CEO [Member] | Horne Management, LLC [Member] | Four Loans [Member]
Notes payable related party											1,635,000
Lender [Member] | Loan Two [Member]
Warrants term														3 years
Warrants to purchase common stock														400,000
Warrants exercise price, per share														$ 0.75
Lender [Member] | Loan Three [Member]
Warrants term			3 years
Warrants to purchase common stock			171,429
Warrants exercise price, per share			$ 0.75
Lender [Member] | Loan Four [Member]
Warrants term		3 years
Warrants to purchase common stock		268,571
Warrants exercise price, per share		$ 0.75
Oral Consulting Agreement [Member]
Advisory service fee	$ 5,000
Audit fees	2,500
Oral Consulting Agreement [Member] | Subsequent Event [Member]
Advisory service fee	5,000
Audit fees	$ 2,500
Oral Consulting Agreement [Member] | Mr.Raymond Monteleone [Member]
Advisory service fee									10,000		10,000
Audit fees									5,000		5,000
Oral Consulting Agreement [Member] | Jimmy St. Louis [Member] | St. Louis Family Office, LLC [Member]
Advisory service fee						$ 10,000
Audit fees						$ 68,000				$ 27,000
Consulting Agreement [Member] | Strategos Public Affairs, LLC [Member]
Audit fees					$ 4,500						7,500
Compensation expenses											71,000
Monthly fee					$ 4,500				$ 7,500		$ 7,500